Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Summary of Significant Accounting Policies
Schedule Of Anti Dilutive Net Loss Per Common Shares
	Year Ended December 31,
	2021	2020

Net loss	$(7,902,477)	$(3,236,530)
Deemed dividend upon redemption of 5,221,156 shares of Series 1c convertible preferred stock	$269,038	$-
Deemed dividend upon amendment of the terms to the Series 1d convertible preferred stock	$2,293,199	$-

Net loss attributable to common stockholders	$(10,464,714)	$(3,236,530)

Basic and diluted net loss per common unit/share	$(2.43)	$(1.69)
Weighted-average basic and diluted common units/shares	4,302,232	1,911,009

Schedule Of Potentially Dilutive Securities
	As of December 31,
	2021	2020

Series 1 Preferred Units/Shares	-	336,882
Series 1a Preferred Units/Shares	-	244,811
Series 1a Preferred Warrant	-	69,212
Series 1b Preferred Units/Shares	-	317,058
Series 1c Preferred Units/Shares	-	2,270,866
Series 1d Preferred Units/Shares	-	-
Class B Common Units Profits Interests	-	365,245
Common Stock Options	523,199	-
Common Stock Warrants	3,091,657	-
Total potentially dilutive securities	3,614,856	3,604,074